Share-based compensation - Summary of Employee Stock Options Granted (Details) - Employee Stock Options	6 Months Ended
Jun. 30, 2025 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee stock options, Beginning balance | shares	580,314
Number of employee stock options, Forfeited | shares	(45,541)
Number of employees stock option ,Expired | shares	(6,119)
Number of employee stock options, Ending balance | shares	528,654
Vested and exercisable as of June 30, 2025 | shares	242,662
Weighted average exercise price, Beginning balance | $ / shares	$ 26.4
Weighted average exercise price, Forfeited | $ / shares	22.93
Weighted average exercise price, Expired | $ / shares	37.24
Weighted average exercise price, Ending balance | $ / shares	26.59
Weighted average exercise price, Vested and exercisable | $ / shares	$ 31.64